Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases with minimum rental commitments [Abstract]
2013	$ 6,584,000
2014	6,523,000
2015	6,156,000
2016	5,961,000
2017	5,635,000
2018 and after	43,612,000
Total	74,471,000
Outsourced service expense	5,122,000	5,100,000	5,458,000
Contractual Obligation [Abstract]
Outsource Service expense, minimum payment	5,000,000
Outsource Service expense, maximum payment	$ 6,000,000